Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015 [2]	Dec. 31, 2014	[2],[3]
Income Statement [Abstract]
Revenues	[1]	$ 204,430	$ 339,640	$ 386,547
Cost of goods sold (excluding depreciation, depletion and amortization)	[1]	188,308	239,625	202,179
Depreciation, depletion and amortization	[1]	17,032	16,613	12,002
Gross profit (loss)	[1]	(910)	83,402	172,366
Operating costs and expenses:
General and administrative expenses	[1]	35,501	27,811	28,038
Impairments and other expenses (Note 14)	[1]	34,025	25,659	11
Accretion of asset retirement obligations	[1]	430	394	265
Other operating income	[1]	0	(12,310)	0
Income (loss) from operations	[1]	(70,866)	41,848	144,052
Other income (expense):
Interest expense	[1]	(13,653)	(14,126)	(10,111)
Net income (loss)	[1]	$ (84,519)	$ 27,722	$ 133,941
Earnings (loss) per limited partner unit:
Earnings (loss) per limited partner unit - basic (usd per unit)	[1]	$ (1.64)	$ 0.73	$ 3.09
Earnings (loss) per limited partner unit - diluted (usd per unit)	[1]	$ (1.64)	$ 0.73	$ 3.00

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.